RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)		17,631,474	105,531,368
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)		266,510,538
Notes receivable due from Gausu Jintai	7,086,575	42,900,000
Advances of travel and other business expenses to executive directors who are also shareholders	35,723	216,255	5,840,380
Total		327,258,267	111,371,748
Outstanding amounts due to related parties:
Accounts payable due to a subsidiary of ReneSola	407,744	2,468,361	30,045,245
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings		3,261,649	2,161,345
Travelling reimbursements payable to executive directors who are also shareholders			109,531
Total		5,730,010	32,316,121
Ownership percentage of Desun, held by our founders and substantial shareholders	73.00%	73.00%
Percentage of ownership, shareholders	28.00%	28.00%